1
The Gabelli Utilities Fund
Schedule of Investments — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 98.7%
ENERGY AND UTILITIES  — 79.5%
Alternative Energy  — 1.0%
380,000 Algonquin Power & Utilities Corp. ............. $ 5,571,293
49,859 Brookfield Renewable Corp., Cl. A ............. 1,935,028
15,000 Clearway Energy Inc., Cl. C ....................... 454,050
37,500 Eos Energy Enterprises Inc.† .................... 526,125
2,000 Landis+Gyr Group AG ............................... 129,621
92,063 NextEra Energy Partners LP ...................... 6,937,868
70,000 Ormat Technologies Inc. ........................... 4,662,700
13,000 Siemens Gamesa Renewable Energy SA† .. 331,589
20,548,274
Diversified Industrial  — 0.8%
7,500 AECOM† .................................................. 473,625
65,000 AZZ Inc. ................................................... 3,458,000
67,000 ITT Inc. .................................................... 5,751,280
350,633 Mueller Water Products Inc., Cl. A ............. 5,336,634
22,500 Park-Ohio Holdings Corp. ......................... 574,200
15,593,739
Electric Integrated  — 50.2%
295,000 ALLETE Inc. ............................................. 17,558,400
177,000 Alliant Energy Corp. .................................. 9,908,460
532,000 Ameren Corp. ........................................... 43,092,000
669,500 American Electric Power Co. Inc. .............. 54,350,010
204,000 Avangrid Inc. ............................................ 9,914,400
236,000 Avista Corp. ............................................. 9,232,320
437,000 Black Hills Corp. ....................................... 27,426,120
67,000 CMS Energy Corp. .................................... 4,001,910
447,000 Dominion Energy Inc. ............................... 32,639,940
16,200 DTE Energy Co. ........................................ 1,809,702
286,000 Duke Energy Corp. ................................... 27,910,740
406,000 Edison International .................................. 22,520,820
9,900 Entergy Corp. ........................................... 983,169
1,148,100 Evergy Inc. ............................................... 71,411,820
788,000 Eversource Energy .................................... 64,426,880
340,000 Exelon Corp. ............................................ 16,435,600
358,000 FirstEnergy Corp. ..................................... 12,751,960
190,000 Fortis Inc. ................................................ 8,428,944
912,000 Hawaiian Electric Industries Inc. ............... 37,236,960
44,000 IDACORP Inc. ........................................... 4,548,720
303,000 MGE Energy Inc. ...................................... 22,270,500
2,317,000 NextEra Energy Inc. .................................. 181,930,840
265,000 NiSource Inc. ........................................... 6,420,950
428,000 NorthWestern Corp. .................................. 24,524,400
785,000 OGE Energy Corp. ..................................... 25,873,600
658,000 Otter Tail Corp. ......................................... 36,828,260
248,000 PG&E Corp.† ............................................ 2,380,800
320,000 Pinnacle West Capital Corp. ...................... 23,155,200
1,307,000 PNM Resources Inc. ................................. 64,670,360
109,000 Portland General Electric Co. ..................... 5,121,910
524,000 PPL Corp. ................................................ 14,609,120
Shares
Market
Value
187,000 Public Service Enterprise Group Inc. ......... $ 11,388,300
430,000 The Southern Co. ..................................... 26,647,100
50,000 Unitil Corp. ............................................... 2,139,000
586,000 WEC Energy Group Inc. ............................ 51,685,200
424,000 Xcel Energy Inc. ....................................... 26,500,000
1,002,734,415
Electric Transmission and Distribution  — 0.6%
64,000 Consolidated Edison Inc. .......................... 4,645,760
360,000 Red Electrica Corp. SA .............................. 7,218,374
3,000 The Timken Co. ........................................ 196,260
3,400 Uniper SE ................................................. 141,979
12,202,373
Environmental Services  — 0.2%
52,000 Covanta Holding Corp. .............................. 1,046,240
2,000 Pentair plc ................................................ 145,260
2,000 Tetra Tech Inc. .......................................... 298,680
65,000 Veolia Environnement SA .......................... 1,992,246
3,482,426
Global Utilities  — 2.1%
10,000 AES Brasil Energia SA ............................... 22,660
35,000 Chubu Electric Power Co. Inc. ................... 415,585
20,000 E.ON SE ................................................... 244,829
5,000 EDP - Energias de Portugal SA, ADR ......... 263,025
175,000 Electric Power Development Co. Ltd. ......... 2,542,567
20,800 Electricite de France SA ............................ 262,380
205,000 Emera Inc. ............................................... 9,283,752
35,000 Enagas SA ................................................ 778,614
100,000 Endesa SA ................................................ 2,017,846
275,000 Enel SpA .................................................. 2,118,651
75,000 Equinor ASA ............................................. 1,910,230
560,000 Hera SpA ................................................. 2,293,718
28,000 Hokkaido Electric Power Co. Inc. ............... 134,597
8,000 Hokuriku Electric Power Co. ...................... 43,344
175,000 Huaneng Power International Inc., ADR ..... 3,680,250
450,000 Iberdrola SA ............................................. 4,526,600
50,000 Iberdrola SA, ADR .................................... 2,012,000
365,000 Korea Electric Power Corp., ADR ............... 3,602,550
80,000 Kyushu Electric Power Co. Inc. ................. 610,270
28,000 Shikoku Electric Power Co. Inc. ................ 195,229
2,000 Snam SpA ................................................ 11,111
19,000 The Chugoku Electric Power Co. Inc. ......... 173,961
300,000 The Kansai Electric Power Co. Inc. ............ 2,926,007
134,000 Tohoku Electric Power Co. Inc. .................. 989,694
55,000 Tokyo Electric Power Co. Holdings Inc.† .... 158,138
41,217,608
Merchant Energy  — 3.7%
120,000 NRG Energy Inc. ....................................... 4,899,600
3,066,000 The AES Corp. .......................................... 69,996,780
74,896,380

The Gabelli Utilities Fund
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
ENERGY AND UTILITIES (Continued)
Natural Gas Integrated  — 7.6%
15,000 Atlas Energy Group LLC† .......................... $ 138
4,000 DT Midstream Inc. .................................... 184,960
495,000 Energy Transfer LP ................................... 4,742,100
99,000 Hess Corp. ............................................... 7,732,890
246,000 Kinder Morgan Inc. ................................... 4,115,580
1,713,000 National Fuel Gas Co. ................................ 89,966,760
501,000 ONEOK Inc. .............................................. 29,052,990
363,000 UGI Corp. ................................................. 15,471,060
151,266,478
Natural Gas Utilities  — 6.4%
74,000 Atmos Energy Corp. ................................. 6,526,800
92,000 CenterPoint Energy Inc. ............................ 2,263,200
34,000 Chesapeake Utilities Corp. ........................ 4,081,700
387,000 Corning Natural Gas Holding Corp.(a) ....... 9,415,710
100,000 Gulf Coast Ultra Deep Royalty Trust ........... 2,380
25,000 Italgas SpA .............................................. 160,431
125,000 National Grid plc ....................................... 1,489,888
40,000 National Grid plc, ADR .............................. 2,385,200
14,000 New Jersey Resources Corp. .................... 487,340
433,000 Northwest Natural Holding Co. .................. 19,913,670
143,000 ONE Gas Inc. ............................................ 9,061,910
74,000 RGC Resources Inc. ................................. 1,676,100
141,000 South Jersey Industries Inc. ..................... 2,997,660
902,500 Southwest Gas Holdings Inc. .................... 60,359,200
117,000 Spire Inc. ................................................. 7,158,060
127,979,249
Natural Resources  — 1.8%
21,500 Alliance Resource Partners LP .................. 233,705
258,000 Cameco Corp. .......................................... 5,606,340
35,000 CNX Resources Corp.† ............................. 441,700
11,500 Diamondback Energy Inc. ......................... 1,088,705
5,000 EOG Resources Inc. .................................. 401,350
682,000 Mueller Industries Inc. .............................. 28,030,200
35,802,000
Oil  — 0.1%
40,000 BP plc, ADR ............................................. 1,093,200
40,000 Devon Energy Corp. .................................. 1,420,400
2,513,600
Services  — 1.2%
570,000 Enbridge Inc. ............................................ 22,686,000
15,000 Halliburton Co. ......................................... 324,300
34,000 MDU Resources Group Inc. ...................... 1,008,780
24,019,080
Water  — 3.8%
8,000 American States Water Co. ....................... 684,160
106,300 American Water Works Co. Inc. ................ 17,968,952
5,000 California Water Service Group ................. 294,650
Shares
Market
Value
12,000 Consolidated Water Co. Ltd. ...................... $ 136,800
481,000 Essential Utilities Inc. ............................... 22,164,480
9,000 Middlesex Water Co. ................................. 925,020
525,000 Severn Trent plc ....................................... 18,420,305
140,000 SJW Group .............................................. 9,248,400
87,000 The York Water Co. ................................... 3,800,160
50,000 United Utilities Group plc, ADR ................. 1,334,000
74,976,927
TOTAL ENERGY AND UTILITIES ............ 1,587,232,549
COMMUNICATIONS  — 13.7%
Business Services  — 0.1%
930,000 Clear Channel Outdoor Holdings Inc.† ....... 2,520,300
Cable and Satellite  — 4.7%
30,000 Altice USA Inc., Cl. A† .............................. 621,600
33,000 Charter Communications Inc., Cl. A† ......... 24,009,480
27,000 Cogeco Communications Inc. ................... 2,399,431
72,000 Cogeco Inc. .............................................. 5,127,428
36,000 Comcast Corp., Cl. A ................................ 2,013,480
400,000 DISH Network Corp., Cl. A† ...................... 17,384,000
300,000 EchoStar Corp., Cl. A† .............................. 7,653,000
5,800 Liberty Broadband Corp., Cl. C† ................ 1,001,660
344,366 Liberty Global plc, Cl. A† .......................... 10,262,107
535,000 Liberty Global plc, Cl. C† .......................... 15,761,100
110,000 Liberty Latin America Ltd., Cl. A† .............. 1,438,800
61,483 Liberty Latin America Ltd., Cl. C† .............. 806,657
83,000 Rogers Communications Inc., Cl. B ........... 3,871,120
12,000 Shaw Communications Inc., Cl. B ............. 348,480
38,000 TBS Holdings Inc. ..................................... 585,561
93,283,904
Telecommunications  — 7.8%
537,000 BCE Inc. ................................................... 26,882,220
80,000 Deutsche Telekom AG ............................... 1,612,053
565,000 Deutsche Telekom AG, ADR ...................... 11,384,750
1,448,000 Koninklijke KPN NV .................................. 4,553,845
125,000 Loral Space & Communications Inc. ......... 5,376,250
500,000 Lumen Technologies Inc. .......................... 6,195,000
565,000 Nippon Telegraph & Telephone Corp. ........ 15,661,306
300,000 Orascom Investment Holding, GDR ........... 7,800
260,000 Pharol SGPS SA† ..................................... 27,587
25,000 PLDT Inc., ADR ........................................ 814,250
85,000 Proximus SA ............................................ 1,687,600
2,000 PT Indosat Tbk† ....................................... 929
1,850,000 Singapore Telecommunications Ltd. .......... 3,351,746
100,000 Sistema PJSC FC, GDR ............................. 739,000
120,000 Swisscom AG, ADR .................................. 6,901,200
10,000 Tele2 AB, Cl. B .......................................... 148,325
100,000 Telecom Italia SpA, ADR ........................... 395,000
215,000 Telefonica Brasil SA, ADR ......................... 1,668,400
130,000 Telefonica Deutschland Holding AG ........... 370,139
300,000 Telefonica SA, ADR ................................... 1,413,000

The Gabelli Utilities Fund
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
Telecommunications (Continued)
1,000,000 Telekom Austria AG .................................. $ 8,641,291
335,000 Telenet Group Holding NV ......................... 12,790,037
535,000 Telephone and Data Systems Inc. .............. 10,432,500
60,000 Telesites SAB de CV† ................................ 51,653
7,000 TELUS Corp. ............................................ 153,861
35,000 TIM SA, ADR ............................................ 375,900
1,235,000 VEON Ltd., ADR† ..................................... 2,568,800
575,000 Verizon Communications Inc. ................... 31,055,750
155,260,192
Wireless Communications  — 1.1%
45,000 America Movil SAB de CV, Cl. L, ADR ........ 795,150
10,500 Anterix Inc.† ............................................ 637,350
200 Hutchison Telecommunications Hong
Kong Holdings Ltd. ............................... 31
24,000 Millicom International Cellular SA† ........... 867,600
40,000 Millicom International Cellular SA, SDR† ... 1,453,440
6,000 Mobile TeleSystems PJSC, ADR ................ 57,840
135,000 SK Telecom Co. Ltd., ADR† ....................... 4,063,500
400 SmarTone Telecommunications Holdings
Ltd. ...................................................... 227
280,000 Turkcell Iletisim Hizmetleri A/S, ADR ......... 1,218,000
314,000 United States Cellular Corp.† .................... 10,013,460
215,000 Vodafone Group plc, ADR ......................... 3,321,750
22,428,348
TOTAL COMMUNICATIONS .................. 273,492,744
OTHER  — 5.5%
Aerospace  — 0.1%
1,500,000 Rolls-Royce Holdings plc† ........................ 2,832,369
Building and Construction  — 0.4%
11,500 Acciona SA .............................................. 1,907,571
5,000 Arcosa Inc. ............................................... 250,850
89,000 Johnson Controls International plc ............ 6,059,120
20,000 Vantage Towers AG .................................. 679,256
8,896,797
Business Services  — 0.2%
59,169 Macquarie Infrastructure Holdings LLC ..... 2,399,895
14,000 Vectrus Inc.† ............................................ 703,920
3,103,815
Consumer Products  — 0.0%
8,000 Essity AB, Cl. A ......................................... 247,647
Diversified Industrial  — 0.2%
1,000 Alstom SA ................................................ 38,052
42,000 Bouygues SA ............................................ 1,746,560
2,500 Trinity Industries Inc. ................................ 67,925
Shares
Market
Value
100,000 Twin Disc Inc.† ......................................... $ 1,066,000
2,918,537
Electronics  — 0.9%
32,500 Corning Inc. ............................................. 1,185,925
5,000 Keysight Technologies Inc.† ...................... 821,450
300 Roper Technologies Inc. ........................... 133,839
136,000 Sony Group Corp., ADR ............................ 15,038,880
17,180,094
Entertainment  — 0.2%
295,000 Grupo Televisa SAB, ADR ......................... 3,239,100
Financial Services  — 0.2%
100,000 Kinnevik AB, Cl. A† ................................... 3,929,453
1,500,000 Orascom Financial Holding SAE† .............. 23,664
3,953,117
Health Care  — 0.0%
12,000 Tsumura & Co. ......................................... 386,001
Machinery  — 2.0%
99,000 Astec Industries Inc. ................................. 5,327,190
55,000 Flowserve Corp. ....................................... 1,906,850
64,500 The Gorman-Rupp Co. .............................. 2,309,745
3,500 Valmont Industries Inc. ............................. 822,920
244,500 Xylem Inc. ................................................ 30,239,760
40,606,465
Metals and Mining  — 0.2%
75,000 Freeport-McMoRan Inc. ............................ 2,439,750
14,500 Vulcan Materials Co. ................................. 2,452,820
4,892,570
Transportation  — 1.1%
247,000 GATX Corp. .............................................. 22,121,320
TOTAL OTHER ................................ 110,377,832
TOTAL COMMON STOCKS .................. 1,971,103,125
CLOSED-END FUNDS  — 0.0%
40,000 Altaba Inc., Escrow† ................................. 263,000
MANDATORY CONVERTIBLE SECURITIES(b)  — 0.1%
ENERGY AND UTILITIES  — 0.1%
Natural Gas Utilities  — 0.1%
54,000 Corning Natural Gas Holding Corp., Ser. B,
4.800%, 09/30/26(a) ............................. 1,548,720
RIGHTS  — 0.0%
ENERGY AND UTILITIES  — 0.0%
Environmental Services  — 0.0%
80,000 Veolia Environnement SA, expire
10/08/21† ............................................. 66,536

The Gabelli Utilities Fund
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS  — 1.2%
$ 3,080,000 U.S. Cash Management Bill,
0.032%††, 11/01/21 ............................. $ 3,079,854
21,391,000 U.S. Treasury Bills,
0.025% to 0.058%††,
10/28/21 to 01/06/22 ............................ 21,389,772
TOTAL U.S. GOVERNMENT OBLIGATIONS 24,469,626
TOTAL INVESTMENTS — 100.0%
(Cost $1,025,781,934) .......................... $ 1,997,451,007
(a) Security considered an affiliated holding because the Fund owns at least
5% of its outstanding shares.
(b) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yield(s) at date(s) of purchase.
ADR American Depositary Receipt
GDR Global Depositary Receipt
SDR Swedish Depositary Receipt